Retirement benefits	12 Months Ended
Mar. 31, 2020
Retirement benefits
23. Retirement benefits
Gratuity
In accordance with Indian law, the Bank provides for gratuity, a defined benefit retirement plan, covering eligible employees. The plan provides for lump sum payments to vested employees at retirement, resignation, death while in employment or on termination of employment in an amount equivalent to 15 days’ eligible salary payable for each completed year of service. Vesting occurs upon completion of five years of service. The Bank makes annual contributions to funds administered by trustees and managed by insurance companies for amounts notified by said insurance companies, and in respect of certain employees, the Bank makes contributions to a fund set up for the purpose and administered by the board of trustees. The contributions are invested in specific designated instruments as permitted by Indian law. The Bank accounts for the liability for future gratuity benefits using the projected unit cost method based on an actuarial valuation done on March 31 of every year.
The following table sets out the funded status of the gratuity plan and the amounts recognized in the Bank’s financial statements as of March 31, 2019 and March 31, 2020:

	As of March 31,
	2019		2020		2020
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	5,975.5	Rs.	6,653.5	US$	88.3
Service cost		820.6		965.4		12.8
Interest cost		476.7		483.3		6.4
Actuarial(gains)/ losses		(46.4)		368.9		4.9
Benefits paid		(572.9)		(588.1)		(7.8)

Projected benefit obligation, end of the period		6,653.5		7,883.0		104.6

Change in plan assets:
Fair value of plan assets, beginning of the period		4,573.4		5,501.8		73.0
Expected return on plan assets		347.4		389.9		5.2
Actuarial gains/(losses)		130.2		(620.5)		(8.2)

Actual return on plan assets		477.6		(230.6)		(3.0)
Employer contributions		1,023.7		1,096.7		14.5
Benefits paid		(572.9)		(588.1)		(7.8)

Fair value of plan assets, end of the period		5,501.8		5,779.8		76.7

Funded Status	Rs.	(1,151.7)	Rs.	(2,103.2)	US$	(27.9)

The Bank’s expected contribution to the gratuity fund for the next fiscal year is estimated at Rs. 1,960.6 million. The accumulated benefit obligation as of March 31, 2019 and March 31, 2020 was Rs. 3,777.3 million and Rs. 5,005.9 million, respectively. The vested accumulated benefit obligation as on March 31, 2019 and March 31, 2020 was Rs. 3,292.4 million and Rs. 4,381.2 million, respectively.
Net gratuity cost for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was comprised of the following components:

	Fiscal years ended March 31,
	2018		2019		2020		2020
	(In millions)
Service cost	Rs.	741.0	Rs.	820.6	Rs.	965.4	US$	12.8
Interest cost		392.2		476.7		483.3		6.4
Expected return on plan assets		(297.4)		(347.4)		(389.9)		(5.2)
Actuarial (gains)/losses		85.1		(176.6)		989.4		13.1

Net gratuity cost*	Rs.	920.9	Rs.	773.3	Rs.	2,048.2	US$	27.1

*	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.
The assumptions used in accounting for the gratuity plan are set out below:

Fiscal years ended March 31,
	2018	2019	2020
(% per annum)
Discount rate*	7.4-8.0	7.2-8.4	6.0-7.5
Rate of increase in compensation levels of covered employees	5.0-11.0	5.0-9.0	7.0-8.0
Rate of return on plan assets	7.0-8.0	7.0-7.2	6.0-7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table
*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.
The rate of return on plan assets is based on historical returns, the current market conditions, anticipated future assets allocation and expected future returns. The rate of return on plan assets represents a long-term average view of the expected return.
The following benefit payments, which includes benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2021	Rs.	969.5
2022		784.2
2023		679.2
2024		602.3
2025		538.1
2026 - 2030		2,352.8
The expected benefit payments are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2020.
The gratuity contributions of the Bank which are administered by a trust set up for the purpose are managed by two insurance companies and in respect of certain employees the funds are invested by the trust set up for the said purpose. The overall asset allocation of the gratuity fund by the two insurance companies is structured so as to provide stable earnings while still allowing for potentially higher returns through an investment in equity securities. As at March 31, 2020, the plan assets as a percentage of the total funds were as follows:

	As of March 31, 2020
	Funds managed by insurance company (1)*	Funds managed by insurance company (2)*	Funds managed by trust
Government securities	81.2%	17.8%	37.5%
Debenture and bonds	13.8%	32.0%	38.2%
Equity securities	4.9%	48.1%	—
Other	0.1%	2.1%	24.3%

Total	100.0%	100.0%	100.0%

*	The data pertaining to plan investment assets measured at fair value by level and total at March 31, 2020 are provided separately.
Pension
In respect of pensions payable to certain erstwhile CBoP employees, which are payable pursuant to a defined benefit scheme, the Bank contributes 10% of basic salary to a pension fund set up by the Bank and administered by the board of trustees and the balance amount is provided based on an actuarial valuation at the balance sheet date conducted by an independent actuary. In respect of employees who have moved to a cost to company (CTC) driven compensation structure and have completed services up to 15 years as on the date of movement to a CTC driven compensation structure, any contribution made until such date, and any additional one-time contribution made for employees (who have completed more than 10 years but less than 15 years) stand frozen and will be converted into an annuity on separation after a lock-in-period of two years. Hence for this category of employees, liability stands frozen and no additional provision is required except for interest, if any. In respect of employees who accepted the offer and have completed services for more than 15 years, the pension would be paid based on the employee’s salary as of the date of movement to a CTC driven compensation structure and a provision is made based on an actuarial valuation at the balance sheet date conducted by an independent actuary.
The following table sets out the funded status of the pension plan and the amounts recognized in the Bank’s financial statements as of March 31, 2019 and March 31, 2020:

	As of March 31,
	2019		2020		2020
	(In millions)
Change in benefit obligations:
Projected benefit obligation (“PBO”), beginning of the period	Rs.	722.8	Rs.	677.6	US$	9.0
Service cost		7.7		6.5		0.1
Interest cost		66.3		45.3		0.6
Actuarial (gains)/losses		6.5		15.3		0.2
Benefits paid		(125.7)		(146.5)		(1.9)

Projected benefit obligation, end of the period		677.6		598.2		8.0

Change in plan assets:
Fair value of plan assets, beginning of the period		313.0		219.5		2.9
Expected return on plan assets		18.6		11.0		0.1
Actuarial gains/(losses)		4.8		2.9		—

Actual return on plan assets		23.4		13.9		0.1
Employer contributions		8.8		8.3		0.1
Benefits paid		(125.7)		(146.5)		(1.9)

Fair value of plan assets, end of the period		219.5		95.2		1.2

Funded Status	Rs.	(458.1)	Rs.	(503.0)	US$	(6.8)

The Bank’s expected contribution to the pension fund for the next fiscal year is estimated at Rs. 129.7 million. The accumulated benefit obligation as of March 31, 2019 and March 31, 2020 was Rs. 468.3 million and Rs. 387.0 million, respectively. The vested accumulated benefit obligation as of March 31, 2019 and March 31, 2020 was Rs. 455.5 million and Rs. 241.3 million, respectively.
Net pension cost for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 was comprised of the following components:

	As of March 31,
	2018		2019		2020		2020
	(In millions)
Service cost	Rs.	7.6	Rs.	7.7	Rs.	6.5	US$	0.1
Interest cost		57.9		66.3		45.3		0.6
Expected return on plan assets		(23.6)		(18.6)		(11.0)		(0.1)
Actuarial (gains)/losses		16.7		1.7		12.4		0.2

Net pension cost*	Rs.	58.6	Rs.	57.1	Rs.	53.2	US$	0.8

*	Effective April 1, 2018, the Bank adopted ASU 2017-07 Compensation- Retirement Benefits (Topic 715) -Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. Accordingly, service cost is reported in the Consolidated Statements of Income in line Non-interest expense-salaries and staff benefits and other components of net benefit cost is reported in the Consolidated Statements of Income in line Non-interest expense –Administrative and other. The amendments have been applied retrospectively.
The assumptions used in accounting for the pension plan are set out below:

	Fiscal years ended March 31,
	2018	2019	2020
	(% per annum)
Discount rate*	8.0	8.4	7.5
Rate of increase in compensation levels of covered employees	8.0	8.0	7.0
Rate of return on plan assets	7.0	7.0	7.0
Mortality rates used are based on the published “Indian Assured Lives Mortality (2012-2014) Ultimate” table
*	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.
The following benefit payments, which include benefits attributable to expected future service, as appropriate, are expected to be paid.

Year ending March 31,	Benefit payments
	(In millions)
2021	Rs.	46.6
2022		43.7
2023		14.1
2024		21.3
2025		18.1
2026-2030		102.3
The expected benefits are based on the same assumptions used to measure the Bank’s benefit obligations as of March 31, 2020.
The retirement funds of a section of the employees are managed by a trust set up for the purpose. The trust essentially manages the defined retirement benefit plans belonging to certain employees. The funds are mainly invested in government securities and other corporate bonds. The weighted-average asset allocation of the said plan assets for the pension benefits as at March 31, 2020 is as follows:

Asset category	Funds managed by trust
Government securities	20.8%
Debenture and bonds	17.1%
Other	62.1%

Total	100.0%

For information on fair value measurements, including descriptions of Levels 1, 2 and 3 of the fair value hierarchy and the valuation methods employed by the Bank, see note 3
1
 – Fair value measurements.
Plan investment assets for gratuity funds and the pension fund measured at fair value by level and in total as of March 31, 2019 and March 31, 2020 are summarized in the table below.

	As of March 31, 2019						As of March 31, 2020
	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	(In millions)
Funds managed by insurance company (1)	Rs.	—	Rs.	—	Rs.	625.0	Rs.	—	Rs.	—	Rs.	600.2
Funds managed by insurance company (2)		—		4,632.5		—		—		4,937.3		—
Funds managed by trust
— Government securities		—		106.6		—		—		110.8		—
— Debenture and bonds		—		320.1		—		—		108.7		—
— Others		37.1		—		—		118.0		—		—

Total	Rs.	37.1	Rs.	5,059.2	Rs.	625.0	Rs.	118.0	Rs.	5,156.8	Rs.	600.2

							US$	1.6	US$	68.4	US$	8.0

The table below presents a reconciliation of all Plan investment assets measured at fair value using significant unobservable inputs (Level 3) during fiscal 2019 and 2020.

	Funds managed by Insurance companies as of March 31,
	2019		2020		2020
	(In millions)
Particulars
Opening balance	Rs.	519.9	Rs.	625.0	US$	8.3
Realized interest credited to fund		36.7		48.0		0.6
Contribution during the period		88.6		89.5		1.2
Amount paid towards claim		(20.2)		(162.3)		(2.1)

Closing balance	Rs.	625.0	Rs.	600.2	US$	8.0

Superannuation
Eligible employees of the Bank are entitled to receive retirement benefits under the Bank’s superannuation fund. The superannuation fund is a defined contribution plan under which the Bank annually contributes a sum equivalent to 13% of the employee’s eligible annual salary (15% for the Managing Director, Executive Directors and for certain employees of CBoP) to the insurance companies in India, which administers the fund. The Bank has no liability for future superannuation fund benefits other than its annual contribution, and recognizes such contributions as an expense in the year incurred. The Bank contributed Rs. 676.8 million, Rs. 1,034.1 million and Rs. 1,269.9 million to the superannuation plan for the years ended March 31, 2018, March 31, 2019 and March 31, 2020, respectively.
Provident fund
In accordance with Indian law, eligible employees of the Bank are entitled to receive benefits under the provident fund, a defined contribution plan in which both the employee and the Bank contribute monthly at a determined rate (currently 12% of an employee’s eligible salary). These contributions are made to a fund set up by the Bank and administered by a board of trustees, except that out of the employer’s contribution, an amount equal to 8.33% of the lower of employee’s monthly eligible salary or Rs. 0.015 million, is contributed by the Bank to the Pension Scheme administered by the Regional Provident Fund Commissioner. Employees are credited with interest, which is subject to a government specified minimum rate. The Bank has no liability for future provident fund benefits other than its annual contribution and the shortfall, if any, between the government specified minimum rate and the yield on the fund’s assets, and recognizes such contributions as an expense in the year incurred. The amount contributed being Rs. 3,081.4 million, Rs. 3,312.1 million and Rs. 4,901.4 million to the Provident Fund Trust and Regional Provident Fund Commissioner for the years ended March 31, 2018, March 31, 2019 and March 31, 2020, respectively. The Hon’ble Supreme Court of India issued an order dated February 28, 2019 relating to employer’s contribution to the provident fund under the Employees’ Provident Funds and Miscellaneous Provisions Act, 1952. Based on external legal opinion, the Bank has concluded the abovementioned order is applicable prospectively and hence it is not probable that there will be an outflow of resources in relation to past periods. From April 1, 2019, the employer’s contribution by the Bank to the provident fund under the Employees’ Provident Funds and Miscellaneous Provisions Act, 1952
 w
as made in accordance with the terms of the said order.
National Pension Scheme
In respect of employees who opt for contribution to the National Pension Scheme, the Bank contributes a certain percentage of the basic salary of employees to the aforesaid scheme, a defined contribution plan, which is managed and administered by pension fund management companies. The Bank has no liability other than its contribution, and recognizes such contributions as an expense in the year incurred. The amount contributed being Rs. 32.7 million and Rs. 37.9 million to the National Pension Scheme for the fiscal years ended March 31, 2019 and March 31, 2020, respectively.
Compensated absences
The Bank has provided for unutilized leave balances as on March 31, 2020 standing to the credit of each employee on an actuarial valuation conducted by an independent actuary.